Material Accounting Policy Information	12 Months Ended
Feb. 28, 2026
Material Accounting Policy Information [Abstract]
MATERIAL ACCOUNTING POLICY INFORMATION

2. MATERIAL ACCOUNTING POLICY INFORMATION

2.1 Significant accounting judgments, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgments, estimates and assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, and the disclosure of contingent liabilities at the end of the reporting period. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in the future periods.

Judgments

Management is of the opinion that there is no significant judgment made in applying accounting policies that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the current and next financial period.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

i. Useful life estimates of capitalized telematics devices and capitalized commission assets

The Group completes a detailed assessment annually on the expected life cycle of subscriber contracts across the Group. The continued growth in our customer base over the past few years has provided a more comprehensive database of information and more certainty to support the assessment of the average useful life of subscriber contracts with customers. On the basis of such information, the average useful life of a subscriber contract was over 60 months as at financial year ended February 28, 2026. Contracts that terminate prior to the end of useful life result in accelerated depreciation of the underlying capitalized telematics devices and capitalized commission assets being recognized immediately.

ii. Goodwill

The Group tests goodwill for impairment on an annual basis. The recoverable amounts of cash-generating units have been determined based on the higher of value-in-use calculations and fair value less costs of disposal. The value-in-use calculations are performed internally by the Group and require the use of various estimates and assumptions regarding discount rates and the future financial performance of the cash-generating units. The fair value less costs of disposal are performed by an external valuer using the market approach, by applying price-to-value metrics observed in comparable companies to the Cash Generating units (“CGU”).

The Group’s goodwill is subjected to impairment assessment annually as at year end and when circumstances indicate that the carrying value may be impaired. For impairment assessment, management uses valuation techniques which involve significant judgment in estimating the recoverable amounts of these assets. Any shortfall of the recoverable amounts against the carrying amounts of these assets will be recognized as impairment losses. The recoverable amounts are most sensitive to the discount rates used for the discounted cash flow model as well as the expected future cash inflows and the growth rate used for extrapolation purposes. The carrying amounts of the Group’s goodwill and key assumptions applied in the determination of the recoverable amounts including a sensitivity analysis, are disclosed and further explained in Note 8 to the financial statements.

iii. Provision for expected credit losses (“ECLs”) of trade receivables

For trade receivables, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group determines expected credit losses of trade receivables by making debtor-specific assessment of expected impairment loss for long overdue trade receivables and using a provision matrix for remaining trade receivables that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. At every reporting date, historical default rates are updated and changes in the forward-looking estimates are analyzed.

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of customer’s actual default in the future. The information about the ECLs on the Group’s trade receivables is disclosed in Note 29.2(a).

The carrying amounts of the Group’s trade receivables at the end of the reporting period is disclosed in Note 11.

2.2 Accounting policies

The material accounting policies applied in the preparation of these consolidated financial statements are set out below. The Group consistently applied the following accounting policies to all periods presented in these consolidated financial statements, unless otherwise stated.

a) Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at the end of the reporting period. The financial statements of the subsidiaries used in the preparation of the consolidated financial statements are prepared for the same reporting date as the Company. Consistent accounting policies are applied to like transactions and events in similar circumstances.

All intra-group balances, income and expenses and unrealized gains and losses resulting from intra-group transactions and dividends are eliminated in full.

Subsidiaries are consolidated from the date of acquisition, being the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases.

Losses within a subsidiary are attributed to the non-controlling interest even if that results in a deficit balance.

Business combinations and goodwill

Business combinations are accounted for using the acquisition method. Identifiable assets acquired and liabilities assumed in business combination are measured initially at their fair values at the acquisition date. Acquisition-related costs are recognized as expenses in the periods in which the costs are incurred and the services are received.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration which is an asset or liability are recognized in profit or loss.

Non-controlling interest in the acquiree, that are present ownership interests and entitled their holders to a proportionate share of net assets of the acquiree are recognized on the acquisition date at either fair value, or the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets.

Any excess of the sum of the fair value of the consideration transferred in the business combination, the amount of non-controlling interest in the acquiree (if any), and the fair value of the Group’s previously held equity interest in the acquiree (if any), over the net fair value of the acquiree’s identifiable assets and liabilities is recorded as goodwill. In instances where the latter amount exceeds the former, the excess is recognized as gain on bargain purchase in profit or loss on the acquisition date.

Goodwill is initially measured at cost. Following initial recognition, goodwill is measured at cost less any accumulated impairment losses.

For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to the Group’s cash-generating units that are expected to benefit from the synergies of the combination.

The cash-generating units to which goodwill have been allocated is tested for impairment annually and whenever there is an indication that the cash-generating unit may be impaired. Impairment is determined for goodwill by assessing the recoverable amount of each cash-generating unit (or group of cash-generating units) to which the goodwill relates.

Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial results of subsidiaries are consolidated into the Group’s results from acquisition date until loss of control.

When the Group loses control over a subsidiary, it derecognizes the assets and liabilities of the subsidiary, and any related NCI and other components of equity. Any resulting gain or loss is recognized in profit or loss. Any interest retained in the former subsidiary is measured at fair value when control is lost.

Non-controlling interest

Non-controlling interest (“NCI”) represents the equity in subsidiaries not attributable, directly or indirectly, to owners of the Company. Changes in the Company’s ownership interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions. In such circumstances, the carrying amounts of the controlling and non- controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the amount by which the non-controlling interest is adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to owners of the Company.

b) Foreign currency

i. Functional and presentation currency

The financial statements are presented in ZAR, which is the Group’s presentation currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each of entities are measured using the currency of the primary economic environment in which the entity operates.

ii. Transactions and balances

Transactions in foreign currencies are measured in the respective functional currencies of the Company and its subsidiaries and are recorded on initial recognition in the functional currencies at exchange rates approximating those ruling at the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange ruling at the end of the reporting period. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates as at the dates of the initial transactions. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was measured.

Exchange differences arising on the settlement of monetary items or on translating monetary items at the end of the reporting period are recognized in profit or loss.

iii. Consolidated financial statements

For consolidation purpose, the assets and liabilities of foreign operations are translated into ZAR at the rate of exchange ruling at the end of the reporting period and their profit or loss are translated at the exchange rates prevailing at the date of the transactions. The exchange differences arising on the translation are recognized in other comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is recognized in profit or loss.

Exchange differences arising on monetary items that form part of the Group’s net investment in foreign operations are recognized initially in other comprehensive income and accumulated under foreign currency translation reserve in equity. The foreign currency translation reserve is reclassified from equity to profit or loss of the Group on disposal of the foreign operation.

Monetary items cease to form part of the net investment in the foreign operation at the moment in time when the Group decides that settlement is planned or is likely to occur in the foreseeable future. Accordingly, exchange differences arising on these monetary items up to that date are recognized in other comprehensive income and accumulated under foreign currency translation reserve in equity. The exchange differences that arise after that date are recognized in profit or loss. When these monetary items are settled, the exchange differences accumulated under foreign currency translation reserve in equity are reclassified from equity to profit or loss.

c) Financial instruments

i. Financial assets

Initial recognition and measurement

Financial assets are recognized when, and only when, the Group becomes a party to the contractual provisions of the financial instruments.

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

Trade receivables are measured at the amount of consideration to which the Group expects to be entitled in exchange for transferring promised goods or services to a customer, excluding amounts collected on behalf of third party, if the trade receivables do not contain a significant financing component at initial recognition.

Subsequent measurement

Subsequent measurement of debt instruments depends on the Group’s business model for managing the asset and the contractual cash flow characteristics of the asset. The measurement categories for classification of debt instruments are:

Amortized cost

Financial assets that are held for the collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Financial assets are measured at amortized cost using the effective interest method, less impairment. Gains and losses are recognized in profit or loss when the assets are derecognized or impaired, and through amortization process.

Fair value through other comprehensive income (“FVOCI”)

Financial assets that are held for collection of contractual cash flows and for selling the financial assets, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Financial assets measured at FVOCI are subsequently measured at fair value. Any gains or losses from changes in fair value of the financial assets are recognized in other comprehensive income, except for impairment losses, foreign exchange gains and losses and interest calculated using the effective interest method are recognized in profit or loss. The cumulative gain or loss previously recognized in other comprehensive income is reclassified from equity to profit or loss as a reclassification adjustment when the financial asset is derecognized.

Fair value through profit or loss (“FVPL”)

Assets that do not meet the criteria for amortized cost or FVOCI are measured at fair value through profit or loss. A gain or loss on a debt instrument that is subsequently measured at fair value through profit or loss and is not part of a hedging relationship is recognized in profit or loss in the period in which it arises.

Derecognition

A financial asset is derecognized where the contractual right to receive cash flows from the asset has expired. On derecognition of a financial asset in its entirety, the difference between the carrying amount and the sum of the consideration received and any cumulative gain or loss that had been recognized in other comprehensive income for debt instruments is recognized in profit or loss.

ii. Financial liabilities

Initial recognition and measurement

Financial liabilities are recognized when, and only when, the Group becomes a party to the contractual provisions of the financial instrument. The Group determines the classification of its financial liabilities at initial recognition.

All financial liabilities are recognized initially at fair value plus in the case of financial liabilities not at fair value through profit or loss, directly attributable transaction costs.

Subsequent measurement

After initial recognition, financial liabilities that are not carried at fair value through profit or loss are subsequently measured at amortized cost using the effective interest rate method. Gains and losses are recognized in profit or loss when the liabilities are derecognized, and through the amortization process.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expired. On derecognition, the difference between the carrying amounts and the consideration paid is recognized in profit or loss.

d) Derivative financial instruments

Derivatives are initially measured at fair value and any directly attributable transactions are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are generally recognized in profit or loss. For derivatives entered as a transaction with owner, changes in the fair value are recognized directly in equity.

e) Impairment of financial assets

The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a “12-month ECL”). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is recognized for credit losses expected over the remaining life of the exposure, irrespective of timing of the default (a “lifetime ECL”).

For trade receivables, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix based on its historical credit loss experience, adjusted for forward- looking factors specific to the debtors and the economic environment which could affect debtor’s ability to pay.

The Group considers a financial asset in default when contractual payments are 360 days or 450 days past due, depending on jurisdiction. This reflects the point at which there is no reasonable expectation of recovery and aligns with historical loss experience and collection efforts. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

f) Property, plant and equipment

i. Recognition and measurement

All items of property, plant and equipment are initially recorded at cost. Subsequent to recognition, property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

The cost of telematic devices is capitalized as property, plant and equipment.

In-vehicle capitalized telematics devices are installed in customers’ vehicles as part of a subscription contract. The telematics device and directly related installation costs are capitalized and depreciated over the expected useful life of the average contract. The related depreciation expense is recorded as part of cost of revenue in the consolidated statement of profit and loss. If a subscriber contract with a customer is cancelled prior to the end of its useful life, the unamortized cost is recognized immediately in profit and loss.

Where subscriber contracts are expected to be in existence for periods significantly shorter than the average useful life over 60 months, these are depreciated over a reduced useful life.

Uninstalled telematics devices are devices not installed and available for installation. Work in progress telematics devices are devices in progress of being manufactured.

ii. Depreciation

Depreciation is computed on a straight-line basis over their estimated useful lives of property, plant and equipment including right of use assets as follows:

Category	Depreciation method	Average useful life
Property	Straight line	20-50 years
Property - Right of use assets	Straight line	Lease term or useful life whichever is shorter
Property - Leasehold improvements	Straight line	3 years or lease term
Plant, equipment and vehicles	Straight line	4-10 years
IT equipment	Straight line	3-5 years
Capitalized telematics devices - Installed	Straight line	5 years

Depreciation is recognized when the property, plant and equipment are installed and are ready for use. Land and construction in progress are stated at cost and are not depreciated.

The residual value, useful life and depreciation method are reviewed at each financial year-end, and adjusted prospectively, if appropriate.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss on derecognition of the asset is included in profit and loss in the year the asset is derecognized.

g) Capitalized commission assets

i. Recognition and measurement

Incremental sales commission costs which are directly related to a customer contract are capitalized to capitalized commission assets and are measured at cost less accumulated amortization.

ii. Amortization

The capitalized commission assets are amortized over the expected useful life of the average contract, which is over 60 months. If a contract with a customer is cancelled prior to the end of its useful life, the unamortized cost is recognized immediately in profit and loss.

The useful life of items of capitalized commission assets has been assessed as follows:

Item	Amortization method	Average useful life
Capitalized commission assets	Straight line	5 years

h) Intangible assets

Intangible assets acquired separately are measured initially at cost. Following initial acquisition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite useful lives are amortized over the estimated useful life and assessed for impairment annually whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method are reviewed at least at each financial year end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset is accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimates.

Intangible assets with indefinite useful lives or not yet available for use are tested for impairment annually, or more frequently if the events and circumstances indicate that the carrying value may be impaired either individually or at the cash-generating unit level. Such intangible assets are not amortized. The useful life of an intangible asset with an indefinite useful life is reviewed annually to determine whether the useful life assessment continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

Gains or losses arising from de-recognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the profit or loss when the asset is derecognized.

i. Product development costs

Product development costs that are directly attributable to the design, testing and development of identifiable hardware and software, controlled by the Group, are recognized as intangible assets when the following criteria are met:

●	It is technically feasible to complete the software or product so that it will be available for use or sale;

●	Management intends to complete the software or product and use or sell it;

●	There is an ability to use or sell the software or product;

●	It can be demonstrated how the software or product will generate probable future economic benefits;

●	Adequate technical, financial and other resources to complete the development and use or sell the software or product are available; and

●	The expenditure attributable to the software or product during its development can be reliably measured.

Directly attributable costs that are capitalized as part of the intangible assets include software costs and the costs of personnel whose sole responsibility is their involvement in the Group’s research and development function.

Other product development expenditures that do not meet the recognition criteria are recognized as an expense as incurred. Product development costs previously recognized as an expense are not recognized as an asset in a subsequent period if the criteria are subsequently met.

Costs incurred in enhancing current telematics hardware (telematics devices) and software (operational intelligence platform) are expensed when incurred.

The capitalized product development costs are amortized over their estimated useful life which is considered to be three years due to the life cycle of telematics hardware and software applications.

ii. Computer software

Computer software comprises self-developed computer software acquired in a business combination and externally acquired computer software. Acquired computer software licenses are capitalized on the basis of costs incurred to acquire and bring the software into use.

The acquired computer software is amortized over the expected useful life which is generally three to five years. Self-developed computer software acquired in a business combination are recognized at fair value at the acquisition date and subsequently carried at cost less accumulated amortization and accumulated impairment losses, if any.

iii. Trade name

Trade name acquired in a business combination are recognized at fair value at the acquisition date and subsequently carried at cost less accumulated amortization and accumulated impairment losses. Trade name is amortized on a straight-line basis over the expected useful life of five years.

iv. Customer relationships

Customer relationships acquired in a business combination are recognized at fair value at the acquisition date and subsequently carried at cost less accumulated amortization and accumulated impairment losses. Customer relationships are amortized on a straight-line basis over the expected useful life of three years.

i) Impairment of non-financial assets

The Group assesses at each reporting date whether there is an indication of impairment that an asset may be impaired or that a previously recognized impairment loss for an asset other than goodwill may no longer exist or may have decreased. If any indication exists, or when an annual impairment testing for an asset is required, the Group makes an estimate of the asset’s recoverable amount.

An asset’s recoverable amount is the higher of an asset’s or cash-generating unit’s fair value less costs of disposal and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. Where the carrying amount of an asset or cash- generating unit exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

The impairment losses are recognized in profit or loss.

A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount. That increase cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized previously. Such reversal is recognized in profit or loss. Impairment loss relating to goodwill cannot be reversed in future periods.

j) Taxation

i. Current income tax

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the end of the reporting period, in the countries where the Group operates and generates taxable income.

Current income taxes are recognized in profit or loss except to the extent that the tax relates to items recognized outside profit or loss, either in other comprehensive income or directly in equity. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Dividend withholding tax is currently payable on dividends distributed to equity holders of the Group at a rate as determined by each country’s jurisdiction. This tax is not attributable to the Company, but is collected by the Company and paid to the tax authorities on behalf of the shareholder.

On receipt of a dividend by a company from an investment held in a tax jurisdiction outside that of the Company, any dividend withholding tax payable is recognized as part of current tax.

ii. Deferred tax

Deferred tax is provided using the liability method on temporary differences at the end of the reporting period between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax liabilities are recognized for all temporary differences, except:

●	When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

●	In respect of taxable temporary differences associated with investments in subsidiaries and interests in joint venture, where the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:

●	When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

●	In respect of deductible temporary differences associated with investments in subsidiaries and interests in joint venture, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the end of each reporting period.

Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in other comprehensive income or directly in equity.

The Group offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.

iii. Value added tax

Revenues, expenses and assets are recognized net of the amount of value added tax except:

●	Where the value added tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the value added tax is recognized as part of the cost of acquisition of the asset or as part of the expense item as applicable; and

●	Receivables and payables that are stated with the amount of value added tax included.

The net amount of value added tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the statement of financial position.

k) Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

i. As Lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities representing the obligations to make lease payments and right-of-use assets representing the right to use the underlying leased assets.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. The right-of-use assets are also subject to impairment. The accounting policy for impairment is disclosed in Note 2.2(i).

The Group’s right-of-use assets are presented in property, plant and equipment in the consolidated statement of financial position.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g. changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

The Group’s lease liabilities are presented separately in the consolidated statement of financial position and in Note 16.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to not recognize right-of-use assets and lease liabilities that have a lease term of 12 months or less and leases of low-value assets. The lease payments associated with these leases are charged directly to profit on a straight-line basis over the lease term.

ii. As Lessor (Finance lease)

Leases where the Group has transferred substantially all risks and rewards incidental to ownership of the leased assets to the lessees are classified as finance leases.

The leased asset is derecognized and the present value of the lease receivable is recognized on the balance sheet and included in “trade and other receivables and prepayments”. The difference between the gross receivable and the present value of the lease receivable is recognized as finance income.

Each lease payment received is applied against the gross investment in the finance lease receivable to reduce both the principal and the unearned finance income. The finance income is recognized in profit or loss on a basis that reflects a constant periodic rate of return on the net investment in the finance lease receivable.

Initial direct costs incurred by the Group in negotiating and arranging finance leases are added to finance lease receivables and reduce the amount of income recognized over the lease term.

l) Inventories

Inventories are stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale. The cost of inventories comprises of all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.

Cost is determined on a weighted average cost basis.

Management considers the condition and usability of inventories on an annual basis to determine whether an allowance for obsolete inventory is required.

m) Cash and cash equivalents

Cash and cash equivalents comprise cash balances and short-term deposits with maturities of three months or less from the date of acquisition that are subject to an insignificant risk of changes in their fair value, and are used by the Group in the management of its short-term commitments.

For the purpose of the statement of cash flows, bank overdrafts that are repayable on demand and form an integral part of the Group’s cash management are included in cash and cash equivalents. Bank overdrafts are included within current liabilities on the statement of financial position.

n) Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale are capitalized as part of the cost of the asset. All other borrowing costs are expensed in the period they occur. Borrowing costs consist of interest and other costs that an entity incurs in connection with the borrowing of funds.

o) Employee benefits

i. Defined contribution plans

The Group participates in the national pension schemes as defined by the laws of the countries in which it has operations. In particular, the Singapore companies in the Group make contributions to the Central Provident Fund scheme in Singapore, a defined contribution pension scheme. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

ii. Employee leave entitlement

Employee entitlements to annual leave are recognized as a liability when they are accrued to the employees. The undiscounted liability for leave expected to be settled wholly before twelve months after the end of the reporting period is recognized for services rendered by employees up to the end of the reporting period.

p) Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation can be estimated reliably.

Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of economic resources will be required to settle the obligation, the provision is reversed. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

q) Revenue

Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to be entitled to for those goods or services. Revenue is measured based on the amount of consideration that the Group expects to receive reduced by discounts, incentives and rebates. Revenue also excludes any amounts collected on behalf of third parties, including sales taxes and indirect taxes. The Group principally generates revenue from providing a full-stack smart mobility operational intelligence platform for connected vehicles and other assets. The Group recognizes revenue as or when it satisfies its performance obligations.

Subscription revenue

Revenues arising from the subscription service is recognized as the service is provided over the contractual term. Customers are invoiced monthly in advance and invoices are payable on presentation.

The Group has assessed whether its subscription contract arrangements contain a significant financing component and it was determined that the contracts do not have a significant financing component because the difference between the timing of when the cash is received and the services are transferred to the customer is not to provide the customer with a benefit of financing.

Hardware revenue

Hardware revenue is recognized when control of the telematics device was transferred to the customer which occurred upon installation on the customer’s vehicle. The payment terms are generally 30 days.

Installation revenue

Installation revenue is recognized when the device is successfully installed, which occurs at the same time that control of the hardware is transferred to the customer, which occurs upon installation on the customer’s vehicle. Customers are invoiced when the devices are installed and payment terms are generally 30 days.

Miscellaneous contract fees

The Group sometimes makes miscellaneous subscription charges to customers to maintain the telematic devices, process administrative changes to contractual terms, or for contract cancellation. Such charges are recognized and invoiced when they arise and payment terms are generally 30 days.

Delivery service fees

Delivery service fee is recognized as the service is rendered.

r) Interest income

Interest income is recognized using the effective interest method.

s) Earnings per share

Basic earnings per share

Basic earnings per share is calculated by dividing the profit or loss attributable to ordinary shareholders of the Group by the weighted average number of ordinary shares outstanding during the financial year.

Diluted earnings per share

Diluted earnings per share is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the financial year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

t) Share capital and share issue expenses

Proceeds from issuance of ordinary shares are recognized as share capital in equity. Incremental costs directly attributable to the issuance of ordinary shares are deducted against share capital.

u) Treasury shares

The Group’s own equity instruments, which are reacquired are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount of treasury shares and the consideration received, if reissued, is recognized directly in equity. Voting rights related to treasury shares are nullified for the Group and no dividends are allocated to them respectively.

v) Contingencies

A contingent liability is:

●	a possible obligation that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group; or
●	a present obligation that arises from past events but is not recognized because:

(i)	It is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation; or

(ii)	The amount of the obligation cannot be measured with sufficient reliability.

A contingent asset is a possible asset that arises from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the Group.

Contingent liabilities and assets are not recognized on the statement of financial position of the Group.